Document And Entity Information	Jul. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 24, 2025
Entity Registrant Name	MESA AIR GROUP, INC
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	410 North 44th Street
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85008
City Area Code	602
Local Phone Number	685-4000
Written Communications	true
Soliciting Material	true
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MESA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K issued by Mesa Air Group, Inc. on July 23, 2025. The purpose of this Form 8-K/A is to check the box indicating that this constitutes a written communication pursuant to Rule 425 under the Securities Act (17 CFR 230.425).
Entity Central Index Key	0000810332
Amendment Flag	true